DEFERRED TAX ASSETS AND LIABILITIES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred Tax Assets And Liabilities
Deductible temporary differences with no deferred tax assets recognized			¥ 1,200
Tax losses with no deferred tax assets recognized	91	667	6,077
Total	$ 91	¥ 667	¥ 7,277